Taxes on Income (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before taxes, as reported in the consolidated statements of income	$ 32,472	$ 31,847	$ 24,245
Statutory tax rate	23.00%	23.00%	24.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$ 7,468	$ 7,325	$ 5,819
Tax adjustment in respect of different tax rates	465	(826)	268
Deferred taxes on losses for which full valuation allowance was provided in the past	(227)	(11)	658
Tax-deductible costs, not included in the accounting costs			(38)
Tax expenses in respect of prior years, net	(37)	(22)	(488)
Non-deductible expenses		45	70
Uncertain tax position and other differences	(795)	560	42
Income tax	$ 6,874	$ 7,071	$ 6,331